Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable and accrued liabilities
10.	Accounts payable and accrued liabilities

($000s)	December 31, 2023	December 31, 2022
Trade payables	27,302	15,686
Non-trade payables and accrued expenses	5,432	27,270
	32,734	42,956